PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
Schedule of prepayments and other current assets

	As of December 31,
	2024	2023
	US$	US$
Deductible VAT	34,523	41,066
Prepayments to third-party suppliers	20,903	11,280
Deposits	3,417	3,995
Deferred listing expenses	—	1,686
Interest receivable	5,130	119
Derivative assets	694	67
Others	8,020	5,664
Less: Allowance for credit losses (i)	(146)	(7)
Total	72,541	63,870
(i)	The movement of the allowance for credit losses is as follows:

Schedule of allowance for credit losses

US$
Balance as of January 1, 2024	7
Provisions	141
Foreign currency translation adjustment	(2)
Balance as of December 31, 2024	146